Related Party Disclosures (Narrative) (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2018 Share $ / shares	Nov. 30, 2017 Share $ / shares shares	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Salaries, benefits and directors fees | $			$ 1,114,485	$ 1,551,593	$ 1,692,551
Unpaid directors' fees and salaries included in accrued liabilities | $			188,800	566,685	137,500
November 2017 Private Placement [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		3,215,000
Equity issuance, price per share | $ / shares		$ 0.145
Number of units issued in an equity offering | Share		4,800,000
Equity Issuance, Price per Unit | $ / shares		$ 0.12
November 2017 Private Placement [Member] | Mr. Donald Bubar [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		200,000
November 2017 Private Placement [Member] | Mark Wiseman [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		55,000
November 2017 Private Placement [Member] | Patricia Mohr [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in number of shares outstanding		50,000
November 2018 Private Placement [Member]
Disclosure of transactions between related parties [line items]
Number of units issued in an equity offering | Share	5,375,000
November 2018 Private Placement [Member] | Mr. Donald Bubar [Member]
Disclosure of transactions between related parties [line items]
Number of units issued in an equity offering | Share	1,000,000
Equity Issuance, Price per Unit | $ / shares	$ 0.07
Capitalized to exploration and evaluation assets and PPE [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits and directors fees | $			$ 199,915	$ 343,246	$ 577,224